UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe, Russia and Turkey Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Schedule of Investments	as of January 31, 2015 (Unaudited)

The Central Europe, Russia and Turkey Fund, Inc.
	Shares	Value ($)
Russia 39.7%
Common Stocks 36.7%
Commercial Banks 2.2%
Bank St Petersburg*	6,497,860	2,411,356
Sberbank*	2,000,000	1,749,000
		4,160,356
Diversified Financial Services 1.0%
Moscow Exchange	2,000,000	1,990,800

Diversified Telecommunication Services 0.5%
Rostelecom*	800,000	985,280

Food & Staples Retailing 4.8%
DIXY Group*	335,000	1,835,900
Magnit*	40,000	6,023,464
X5 Retail Group*	130,000	1,378,000
		9,237,364
Independent Power Producers & Energy Traders 0.7%
E.ON Russia*	40,000,000	1,420,000

Metals & Mining 5.4%
Alrosa AO	2,035,167	2,271,450
MMC Norilsk Nickel (ADR)	500,000	8,210,000
		10,481,450
Oil, Gas & Consumable Fuels 18.4%
Gazprom (ADR)	4,000,000	16,300,000
LUKOIL (ADR)	350,000	13,776,000
NovaTek (GDR) Reg S	43,000	3,010,000
Tatneft (ADR)	100,000	2,350,000
		35,436,000
Wireless Telecommunication Services 3.7%
MegaFon (GDR) Reg S	275,000	3,778,500
Mobile Telesystems (ADR)	440,527	3,356,816
		7,135,316

Preferred Stocks 3.0%
Commercial Banks 0.5%
Sberbank of Russia (Cost $2,565,443)*	1,600,000	997,440

Oil, Gas & Consumable Fuels 2.5%
Surgutneftegaz (Cost $4,923,477)*	8,000,000	4,732,000

Total Russia (Cost $98,404,255)		76,576,006

Turkey 24.7%
Common Stocks
Automobiles 2.3%
Ford Otomotiv Sanayi	175,000	2,439,911
Tofas Turk Otomobil Fabrikasi	300,000	2,008,435
		4,448,346
Beverages 1.1%
Coca-Cola Icecek	110,000	2,225,043

Building Products 0.6%
Trakya Cam Sanayii	750,000	1,105,561

Commercial Banks 10.9%
Akbank	1,250,000	4,586,029
Turkiye Garanti Bankasi	1,000,000	4,237,982
Turkiye Halk Bankasi	775,000	5,013,922
Turkiye Is Bankasi	1,579,748	4,612,072
Turkiye Vakiflar Bankasi Tao	1,050,000	2,459,258
		20,909,263

	Shares	Value ($)
Diversified Financial Services 3.3%
Haci Omer Sabanci Holding	1,500,000	6,356,973

Food & Staples Retailing 1.7%
Bizim Toptan Satis Magazalari	150,000	1,093,277
Migros Ticaret*	235,000	2,208,357
		3,301,634
Food Products 0.7%
Ulker Biskuvi Sanayi	170,000	1,350,422

Gas Utilities 0.5%
Aygaz	250,000	1,064,614

Industrial Conglomerates 0.5%
Enka Insaat ve Sanayi	450,000	913,930

Specialty Retail 1.0%
Teknosa Ic Ve Dis Ticaret	550,000	2,031,365

Transportation Infrastructure 1.1%
TAV Havalimanlari Holding	275,000	2,060,642

Wireless Telecommunication Services 1.0%
Turkcell Iletism Hizmetleri*	325,000	1,876,382

Total Turkey (Cost $43,161,252)		47,644,175

Poland 20.6%
Common Stocks
Air Freight & Logistics 2.5%
Integer.pl*†	105,000	4,745,435

Commercial Banks 6.6%
Bank Pekao	70,000	3,378,874
Bank Zachodni WBK	22,500	2,093,842
Getin Noble Bank*	1,400,000	751,490
Powszechna Kasa Oszczednosci Bank Polski	695,772	6,444,801
		12,669,007
Diversified Telecommunication Services 1.6%
Orange Polska	1,300,000	3,138,403

Insurance 4.8%
Powszechny Zaklad Ubezpieczen	67,500	9,186,504

Media 1.9%
Cyfrowy Polsat	300,000	1,927,548
TVN*	383,667	1,831,766
		3,759,314
Metals & Mining 1.0%
KGHM Polska Miedz	67,663	1,922,773

Oil, Gas & Consumable Fuels 1.5%
Polski Koncern Naftowy Orlen	200,000	2,959,027

Textiles, Apparel & Luxury Goods 0.7%
CCC†	35,000	1,453,888

Total Poland (Cost $43,470,003)		39,834,351

Czech Republic 3.2%
Common Stocks
Commercial Banks 1.3%
Komercni Banka	12,000	2,446,488

Electric Utilities 1.9%
CEZ	160,000	3,750,305

Total Czech Republic (Cost $6,463,834)		6,196,793

	Shares	Value ($)
Hungary 3.2%
Common Stocks
Commercial Banks 1.1%
OTP Bank PLC	155,000	2,053,241

Oil, Gas & Consumable Fuels 1.1%
MOL Hungarian Oil & Gas PLC	52,607	2,110,657

Pharmaceuticals 1.0%
Richter Gedeon Nyrt	145,000	1,968,135

Total Hungary (Cost $7,794,360)		6,132,033

Kazakhstan 1.1%
Common Stocks
Metals & Mining 1.1%
Goldbridges Global Resources PLC* (Cost $1,824,442)	50,000,000	2,064,837

Cyprus 0.0%
Common Stocks
Transportation Infrastructure 0.0%
Global Ports Investments (GDR) Reg S (Cost $150,558)	17,315	58,265

Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.10%
(Cost $1,438,457)(a)(b)	1,438,457	1,438,457

Cash Equivalents 5.0%
Central Cash Management Fund, 0.06%
(Cost $9,597,409)(b)	9,597,409	9,597,409

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $212,304,570)**	98.2	189,542,326
Other Assets and Liabilities, Net	1.8	3,449,383
Net Assets	100.0	192,991,709

*	Non-income producing security.
**
The cost for federal income tax purposes was $213,338,544. At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $23,796,218. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,856,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,652,738.

†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2015 amounted to $1,373,761 which is 0.7% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-
Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub‐group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub‐groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$76,576,006	$—	$—	$76,576,006
Turkey	47,644,175	—	—	47,644,175
Poland	39,834,351	—	—	39,834,351
Czech Republic	6,196,793	—	—	6,196,793
Hungary	6,132,033	—	—	6,132,033
Kazakhstan	2,064,837	—	—	2,064,837
Cyprus	58,265	—	—	58,265
Short-Term Instruments (c)	11,035,866	—	—	11,035,866
Total	$189,542,326	$—	$—	$189,542,326

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.

(c)	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015